Marketable securities and securities investments (Tables)	12 Months Ended
Mar. 31, 2013
Debt and Equity Securities of Aggregate Cost, Gross Unrealized Gains and Losses and Fair Value Pertaining to Available-for-Sale Securities and Held-to-Maturity Securities

Marketable securities and securities investments, mainly included in the Financial Services segment, are comprised of debt and equity securities of which the aggregate cost, gross unrealized gains and losses and fair value pertaining to available-for-sale securities and held-to-maturity securities are as follows:

	Yen in millions
	March 31, 2012				March 31, 2013
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Debt securities:
Japanese national government bonds	1,036,946	55,384	(879)	1,091,451	1,106,265	114,806	(463)	1,220,608
Japanese local government bonds	33,513	163	(1)	33,675	66,553	643	(1)	67,195
Japanese corporate bonds	293,885	1,489	(224)	295,150	210,519	1,715	(70)	212,164
Foreign corporate bonds	377,609	4,705	(7,063)	375,251	425,892	17,502	(620)	442,774
Other	22,383	1,548	(6)	23,925	20,607	4,431	(2)	25,036

	1,764,336	63,289	(8,173)	1,819,452	1,829,836	139,097	(1,156)	1,967,777

Equity securities	60,694	53,016	(1,513)	112,197	89,079	44,443	(997)	132,525

Held-to-maturity Securities:
Japanese national government bonds	3,404,069	157,740	(4,499)	3,557,310	3,876,600	545,188	—	4,421,788
Japanese local government bonds	12,592	277	—	12,869	7,195	432	—	7,627
Japanese corporate bonds	31,379	1,501	—	32,880	28,918	3,571	—	32,489
Foreign corporate bonds	46,441	10	—	46,451	52,738	20	—	52,758

	3,494,481	159,528	(4,499)	3,649,510	3,965,451	549,211	—	4,514,662

Total	5,319,511	275,833	(14,185)	5,581,159	5,884,366	732,751	(2,153)	6,614,964

Cost and Fair Value of Debt Securities Classified as Available-for-Sale Securities and Held-to-Maturity Securities by Contractual Maturity

The following table presents the cost and fair value of debt securities classified as available-for-sale securities and held-to-maturity securities by contractual maturity:

	Yen in millions
	March 31, 2013
	Available-for-sale securities		Held-to-maturity securities
	Cost	Fair Value	Cost	Fair Value
Due in one year or less	160,018	167,853	5,060	5,068
Due after one year through five years	526,540	536,129	20,124	20,828
Due after five years through ten years	258,717	268,767	31,206	33,720
Due after ten years	884,561	995,028	3,909,061	4,455,046

Total	1,829,836	1,967,777	3,965,451	4,514,662

Gross Unrealized Losses and Fair Value of Securities with Unrealized Losses, Aggregated by Investment Category and Length of Time of Continuous Unrealized Loss Position

The following tables present the gross unrealized losses on, and fair value of, Sony’s investment securities with unrealized losses, aggregated by investment category and the length of time that individual investment securities have been in a continuous unrealized loss position, at March 31, 2012 and 2013.

	Yen in millions
	March 31, 2012
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
Debt securities:
Japanese national government bonds	55,450	(877)	3,048	(2)	58,498	(879)
Japanese local government bonds	2,364	(1)	—	—	2,364	(1)
Japanese corporate bonds	1,034	(196)	25,243	(28)	26,277	(224)
Foreign corporate bonds	68,277	(6,065)	83,650	(998)	151,927	(7,063)
Other	335	(6)	—	—	335	(6)

	127,460	(7,145)	111,941	(1,028)	239,401	(8,173)

Equity securities	4,337	(318)	16,826	(1,195)	21,163	(1,513)

Held-to-maturity Securities:
Japanese national government bonds	—	—	333,702	(4,499)	333,702	(4,499)
Japanese local government bonds	70	(0)	—	—	70	(0)
Japanese corporate bonds	—	—	—	—	—	—
Foreign corporate bonds	—	—	—	—	—	—

	70	(0)	333,702	(4,499)	333,772	(4,499)

Total	131,867	(7,463)	462,469	(6,722)	594,336	(14,185)

	Yen in millions
	March 31, 2013
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
Debt securities:
Japanese national government bonds	3,383	(0)	46,796	(463)	50,179	(463)
Japanese local government bonds	592	(1)	—	—	592	(1)
Japanese corporate bonds	4,731	(7)	5,271	(63)	10,002	(70)
Foreign corporate bonds	28,133	(83)	19,228	(537)	47,361	(620)
Other	61	(0)	144	(2)	205	(2)

	36,900	(91)	71,439	(1,065)	108,339	(1,156)

Equity securities	10,458	(933)	75	(64)	10,533	(997)

Held-to-maturity Securities:
Japanese national government bonds	—	—	—	—	—	—
Japanese local government bonds	—	—	—	—	—	—
Japanese corporate bonds	—	—	—	—	—	—
Foreign corporate bonds	—	—	—	—	—	—

	—	—	—	—	—	—

Total	47,358	(1,024)	71,514	(1,129)	118,872	(2,153)